Management Report - Segment Results of Operations (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Segment Results of Operations [Line Items]
Net revenues		€ 25,316		€ 26,447		€ 30,014
Provision for credit losses		525		525		1,383
Noninterest expenses [Abstract]
Compensation and benefits		11,814		12,253		11,874
General and administrative expenses		11,286		11,973		15,454
Policyholder benefits and claims		0		0		374
Impairment of goodwill and other intangible assets		0		21		1,256
Restructuring activities		360		447		484
Total noninterest expenses		23,461		24,695		29,442
Noncontrolling interests		0		0		0
Income (loss) before income taxes		€ 1,330		€ 1,228		€ (810)
Cost/income ratio		92.70%		93.40%		98.10%
Assets		€ 1,348,137		€ 1,474,732		€ 1,590,546
Additions to non-current assets		1,647		1,803		2,019
Risk-weighted assets	[1]	350,432		344,212		357,518
CRD 4 leverage exposure measure (spot value at reporting date)		1,272,926		1,394,886		1,347,653
Average shareholders equity		€ 62,610		€ 63,926		€ 62,082
Post-tax return on average tangible shareholders equity	[2]	0.50%		(1.40%)		(2.70%)
Post-tax return on average shareholders equity	[2]	0.40%		(1.20%)		(2.30%)
Includes, Net Interest
Net interest income		€ 13,192		€ 12,378		€ 14,707
Net income (loss) from equity method investments		219		137		455
Includes, Equity Method
Equity method investments		879		866		1,027
Corporate & Investment Bank [Member]
Segment Results of Operations [Line Items]
Net revenues		13,046		14,227		16,764
Provision for credit losses		120		213		816
Noninterest expenses [Abstract]
Compensation and benefits		3,970		4,364		4,062
General and administrative expenses		8,115		8,441		9,280
Policyholder benefits and claims		0		0		0
Impairment of goodwill and other intangible assets		0		6		285
Restructuring activities		287		81		299
Total noninterest expenses		12,372		12,892		13,926
Noncontrolling interests		24		26		49
Income (loss) before income taxes		€ 530		€ 1,096		€ 1,973
Cost/income ratio		94.80%		90.60%		83.10%
Assets	[3]	€ 988,531		€ 1,127,028		€ 1,201,894
Additions to non-current assets		514		125		22
Risk-weighted assets	[1],[4]	236,306		231,574		237,596
CRD 4 leverage exposure measure (spot value at reporting date)		892,653		1,029,946		954,203
Average shareholders equity	[5]	€ 43,427		€ 44,197		€ 40,312
Post-tax return on average tangible shareholders equity		0.90%		1.80%	[2]	3.40%	[2]
Post-tax return on average shareholders equity	[2]	0.90%		1.60%		3.20%
Includes, Net Interest
Net interest income		€ 3,574		€ 4,104		€ 6,314
Net income (loss) from equity method investments		170		81		138
Includes, Equity Method
Equity method investments		556		553		698
Private & Commercial Bank [Member]
Segment Results of Operations [Line Items]
Net revenues		10,158		10,178		11,090
Provision for credit losses		406		313		439
Noninterest expenses [Abstract]
Compensation and benefits		4,001		4,027		4,075
General and administrative expenses		4,867		5,012		4,888
Policyholder benefits and claims		0		0		0
Impairment of goodwill and other intangible assets		0		12		0
Restructuring activities		55		360		141
Total noninterest expenses		8,923		9,411		9,104
Noncontrolling interests		0		(12)		0
Income (loss) before income taxes		€ 829		€ 465		€ 1,547
Cost/income ratio		87.80%		92.50%		82.10%
Assets	[6]	€ 343,704		€ 333,069		€ 329,869
Additions to non-current assets		516		551		480
Risk-weighted assets	[1],[7]	87,709		87,472		86,082
CRD 4 leverage exposure measure (spot value at reporting date)		354,584		344,087		342,424
Average shareholders equity	[8]	€ 14,514		€ 14,943		€ 14,371
Post-tax return on average tangible shareholders equity		4.80%	[2]	2.40%		8.00%	[2]
Post-tax return on average shareholders equity	[2]	4.10%		2.40%		7.00%
Includes, Net Interest
Net interest income		€ 6,077		€ 5,875		€ 6,201
Net income (loss) from equity method investments		2		3		5
Includes, Equity Method
Equity method investments		78		91		23
Asset Management [Member]
Segment Results of Operations [Line Items]
Net revenues		2,186		2,532		3,015
Provision for credit losses		(1)		(1)		1
Noninterest expenses [Abstract]
Compensation and benefits		787		812		737
General and administrative expenses		929		978		1,026
Policyholder benefits and claims		0		0		374
Impairment of goodwill and other intangible assets		0		3		1,021
Restructuring activities		19		6		47
Total noninterest expenses		1,735		1,799		3,205
Noncontrolling interests		85		1		0
Income (loss) before income taxes		€ 367		€ 732		€ (190)
Cost/income ratio		79.40%		71.10%		106.30%
Assets	[9]	€ 10,030		€ 8,050		€ 12,300
Additions to non-current assets		43		60		1
Risk-weighted assets	[1],[10]	10,365		8,432		8,960
CRD 4 leverage exposure measure (spot value at reporting date)		5,044		2,870		3,126
Average shareholders equity	[11]	€ 4,669		€ 4,687		€ 4,460
Post-tax return on average tangible shareholders equity		17.80%	[2]	0.00%		71.00%	[2]
Post-tax return on average shareholders equity	[2]	5.70%		10.40%		(2.80%)
Includes, Net Interest
Net interest income		€ (52)		€ (19)		€ 326
Net income (loss) from equity method investments		41		44		44
Includes, Equity Method
Equity method investments		240		211		203
Non-Core Operations Unit [Member]
Segment Results of Operations [Line Items]
Net revenues		0		0		(382)
Provision for credit losses		0		0		128
Noninterest expenses [Abstract]
Compensation and benefits		0		0		68
General and administrative expenses		0		0		2,659
Policyholder benefits and claims						0
Impairment of goodwill and other intangible assets		0		0		(49)
Restructuring activities		0		0		4
Total noninterest expenses		0		0		2,682
Noncontrolling interests		0		0		(4)
Income (loss) before income taxes		0		0		(3,187)
Assets	[12]	0		0		5,523
Additions to non-current assets						0
Risk-weighted assets	[13]	0		0		9,174	[1]
CRD 4 leverage exposure measure (spot value at reporting date)						7,882
Average shareholders equity	[14]	0		0		690
Includes, Net Interest
Net interest income						142
Net income (loss) from equity method investments						269
Includes, Equity Method
Equity method investments						98
Corporate & Other [Member]
Segment Results of Operations [Line Items]
Net revenues		(73)		(489)		(473)
Provision for credit losses		0		0		0
Noninterest expenses [Abstract]
Compensation and benefits		3,055		3,050		2,931
General and administrative expenses		(2,624)		(2,458)		(2,398)
Policyholder benefits and claims		0		0		0
Impairment of goodwill and other intangible assets		0		0		0
Restructuring activities		0		0		(7)
Total noninterest expenses		431		593		525
Noncontrolling interests		(109)		(16)		(46)
Income (loss) before income taxes		(396)		(1,066)		(952)
Assets	[15]	5,872		6,586		40,959
Additions to non-current assets		575		1,067		1,517
Risk-weighted assets	[1],[16]	16,053		16,734		15,706
CRD 4 leverage exposure measure (spot value at reporting date)		20,644		17,983		40,018
Average shareholders equity		0		99		2,249
Includes, Net Interest
Net interest income		3,592		2,418		1,724
Net income (loss) from equity method investments		6		9		(1)
Includes, Equity Method
Equity method investments		€ 5		€ 10		€ 4

[1]	Risk-weighted assets and capital ratios are based upon CRR/CRD4 fully-loaded.
[2]	The post-tax return on average tangible shareholders equity and average shareholders equity at the Group level reflects the reported effective tax rate for the Group, which was 74%for the year ended December31, 2018. For the post-tax return on average tangible shareholders equity and average shareholders equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the year ended December31, 2018.
[3]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.
[4]	Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded.
[5]	See Measurement of Segment Profit or Loss above for a description of how average shareholders' equity is allocated to the divisions.
[6]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.
[7]	Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded.
[8]	See Measurement of Segment Profit or Loss above for a description of how average shareholders' equity is allocated to the divisions.
[9]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.
[10]	Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded.
[11]	See Measurement of Segment Profit or Loss above for a description of how average shareholders' equity is allocated to the divisions.
[12]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.
[13]	Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded.
[14]	See Measurement of Segment Profit or Loss above for a description of how average shareholders' equity is allocated to the divisions.
[15]	Assets in C&O reflect residual Treasury assets not allocated to the business segments as well as Corporate assets, such as deferred tax assets and central clearing accounts, outside the management responsibility of the business segments.
[16]	Risk weighted assets are based upon CRR/CRD4 fully-loaded. Risk-weighted assets in C&O reflect Treasury and Corporate assets outside the management responsibility of the business segments, primarily the Groups deferred tax assets.